Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance Costs
Schedule of finance costs

	Year Ended
	December	December
	31, 2020	31, 2019
Finance costs
Accretion	3,106,994	2,665,577
Transaction costs	224,210	—
Interest expense on Convertible Notes	22,162	18,881
Interest expense on leases	34,334	22,819
	$3,387,700	$2,707,277